United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
March 31, 2004

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Company, LLC
Address:  130 Maple Avenue
          Suite EB2
          Red Bank, NJ 07701

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley,Red Bank, NJ April 15, 2004

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alberto-Culver Co.             COM              013068101    10084   229850 SH       SOLE                   229850
Anadarko Petroleum             COM              032511107     7652   147550 SH       SOLE                   147550
British Petroleum              COM              055622104     1398    27300 SH       SOLE                    27300
Can. Superior Energy           COM              136644101       35    24300 SH       SOLE                    24300
Cardinal Health                COM              14149Y108    10635   154350 SH       SOLE                   154350
Cintas Corp.                   COM              172908105    10303   236900 SH       SOLE                   236900
Consol Energy, Inc.            COM              20854P109     7761   289600 SH       SOLE                   289600
Fastenal Co.                   COM              311900104     9734   181300 SH       SOLE                   181300
Gardner Denver, Inc.           COM              365558105     7729   285400 SH       SOLE                   285400
Hathor Exploration             COM              419018106      231   656999 SH       SOLE                   656999
Health Mgmt. Assoc.            COM              421933102    11296   486700 SH       SOLE                   486700
Japan Small Cap. Fd            COM              47109U104     8379   588000 SH       SOLE                   588000
Jumbo Development              COM              48138P108      128   990000 SH       SOLE                   990000
Kit Resources                  COM              498020106      618  3000000 SH       SOLE                  3000000
Linear Technology              COM              535678106    21001   566215 SH       SOLE                   566215
Mettler-Toledo Int'l           COM              592688105    14774   332747 SH       SOLE                   332747
Molex Inc. Cl A                COM              608554200     8560   328600 SH       SOLE                   328600
Newmont Mining Corp.           COM              651639106     8104   173800 SH       SOLE                   173800
Occidental Petroleum           COM              674599105    12917   280500 SH       SOLE                   280500
Robert Half Int'l              COM              770323103    13041   552100 SH       SOLE                   552100
St. Mary Land & Exp.           COM              792228108    38233  1143681 SH       SOLE                  1143681
Veritas Software               COM              923436109      229     8500 SH       SOLE                     8500
Walgreen Co.                   COM              931422109     8135   246900 SH       SOLE                   246900
Waters Corporation             COM              941848103    16283   398700 SH       SOLE                   398700
Westport Resources             COM              961418100    19857   601900 SH       SOLE                   601900
Wheaton River Min.             COM              962902102       34    10000 SH       SOLE                    10000